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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [_]; Amendment Number: ________
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Tamalpais Asset Management LP
         -------------------------------------------
Address: 3 Harbor Dr Ste. 204
         -------------------------------------------
         Sausalito, CA 94965
         -------------------------------------------

Form 13F File Number: 28-12446
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Darren Huber
         -------------------------------------------
Title:   Chief Compliance Officer
         -------------------------------------------
Phone:   415-289-3606
         -------------------------------------------

Signature, Place, and Date of Signing:

    /s/ Darren Huber             Sausalito, CA               July 30, 2010
------------------------    ------------------------    ------------------------
       [Signature]               [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
                                        -----------
Form 13F Information Table Entry Total:          29
                                        -----------

Form 13F Information Table Value Total: $   148,820
                                        -----------
                                        (thousands)

List of Other Included Managers:  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                           FORM 13F INFORMATION TABLE

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
COLUMN 1                          COLUMN 2          COLUMN 3     COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
-----------------------------  -----------------  -----------   ---------  -------------------- ---------- -------- ----------------
                                                                VALUE      SHRS OR     SH/ PUT/ INVESTMENT OTHER    VOTING AUTHORITY
               NAME OF ISSUER  TITLE OF CLASS     CUSIP         (x$1000)   PRN AMT     PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
-----------------------------  -----------------  -----------   ---------  -------------------- ---------- -------- ----------------
A D C TELECOMMUNICATIONS       NOTE 3.500 7/1     000886 AF 8   $   4,850   6,500,000  PRN         SOLE             SOLE
ALLERGAN INC                   COM                018490 10 2   $   2,773      47,600  SH          SOLE             SOLE
ANNALY CAP MGMT INC            NOTE 4.000% 2/1    035710 AA 0   $   4,135   4,000,000  PRN         SOLE             SOLE
BANK OF AMERICA CORPORATION    * W EXP 10/16/201  060505 14 6   $      17       2,200  SH          SOLE             SOLE
CIENA CORP                     NOTE 0.250% 5/0    171779 AB 7   $   4,059   5,000,000  PRN         SOLE             SOLE
CIENA CORP                     COM NEW            171779 30 9   $     131      10,350  SH          SOLE             SOLE
CITIGROUP INC                  COM                172967 10 1   $   1,228     326,500  SH          SOLE             SOLE
COVANTA HLDG CORP              DBCV 1.000% 2/0    22282E AA 0   $   3,279   3,500,000  PRN         SOLE             SOLE
EXTERRAN HLDGS INC             NOTE 4.250% 6/1    30225X AA 1   $   6,461   5,000,000  PRN         SOLE             SOLE
GREATBATCH INC                 SDCV 2.250% 6/1    39153L AB 2   $  10,800  12,000,000  PRN         SOLE             SOLE
HERTZ GLOBAL HOLDINGS INC      NOTE 5.250% 6/1    42805T AA 3   $  10,024   7,500,000  PRN         SOLE             SOLE
HOLOGIC INC                    FRNT 2.000%12/1    436440 AA 9   $   6,059   7,130,000  PRN         SOLE             SOLE
KING PHARMACEUTICALS INC       NOTE 1.250% 4/0    495582 AJ 7   $   3,412   3,900,000  PRN         SOLE             SOLE
LINCARE HLDGS INC              DBCV 2.750%11/0    532791 AE 0   $  11,943  10,000,000  PRN         SOLE             SOLE
LINCARE HLDGS INC              COM                532791 10 0   $   9,008     277,090  SH          SOLE             SOLE
MGIC INVT CORP WIS             NOTE 5.000% 5/0    552848 AD 5   $   4,091   4,500,000  PRN         SOLE             SOLE
MASTEC INC                     NOTE 4.000% 6/1    576323 AG 4   $   6,704   7,425,000  PRN         SOLE             SOLE
MICRON TECHNOLOGY INC          NOTE 1.875% 6/0    595112 AH 6   $   6,894   7,800,000  PRN         SOLE             SOLE
MOLSON COORS BREWING CO        CL B               60871R 20 9   $   1,555      36,700  SH          SOLE             SOLE
NII HLDGS INC                  NOTE 3.125% 6/1    62913F AJ 1   $   4,743   5,000,000  PRN         SOLE             SOLE
NETAPP INC                     NOTE 1.750% 6/0    64110D AB 0   $   3,223   2,500,000  PRN         SOLE             SOLE
PARKER DRILLING CO             NOTE 2.125% 7/1    701081 AR 2   $   3,085   3,355,000  PRN         SOLE             SOLE
PIONEER NAT RES CO             NOTE 2.875% 1/1    723787 AH 0   $   6,247   5,446,000  PRN         SOLE             SOLE
SESI L L C                     FRNT 1.500%12/1    78412F AH 7   $   6,972   7,570,000  PRN         SOLE             SOLE
SOTHEBYS                       NOTE 3.125% 6/1    835898 AC 1   $   8,777   9,000,000  PRN         SOLE             SOLE
STILLWATER MNG CO              NOTE 1.875% 3/1    86074Q AF 9   $  14,147  15,845,000  PRN         SOLE             SOLE
TELECOMMUNICATION SYS INC      CL A               87929J 10 3   $      83      20,000  SH          SOLE             SOLE
WESTERN REF INC                COM                959319 10 4   $   1,120     222,679  SH          SOLE             SOLE
YRC WORLDWIDE INC              COM                984249 10 2   $   3,000      18,800  SH          SOLE             SOLE
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